Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	CENTRE FUNDS
Entity Central Index Key	0001517238
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000136015
Shareholder Report [Line Items]
Fund Name	CENTRE AMERICAN SELECT EQUITY FUND
Class Name	INSTITUTIONAL
Trading Symbol	DHANX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Centre American Select Equity Fund - Institutional (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.centrefunds.com/resources/dhamx-dhanx. You can also request this information by contacting us at 855.298.4236.
Additional Information Phone Number	855.298.4236
Additional Information Website	https://www.centrefunds.com/resources/dhamx-dhanx
Expenses [Text Block]

WHAT WERE THE FUND'S COST FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Centre American Select Equity Fund - Institutional	$103	1.03%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM LAST YEAR?

The Fund returned 25.28% for the 12 months ended September 30, 2024. This is in contrast to the S&P 500 Total Return Index, which had a 36.35% return for the same time period.

The strongest contributors to performance within the American Select Equity Fund over the one-year period ended September 30, 2024, included investments within the Consumer Discretionary sector: Hasbro, MercadoLibre, and Amazon; and the Information Technology sector: Nvidia. Stock investments that contributed negatively to the Fund’s relative performance over the period were in the Consumer Staples sector and included Kraft Heinz, PepsiCo, Tyson Foods, Estee Lauder, Molson Coors, and Boston Beer. Sectoral Biases, particularly our overweight posture in Consumer Staples and Health Care, contributed negatively as well as the impact from hedging instruments, namely put options on the S&P 500 Index, as the put option positions were affected negatively from the rise in the S&P 500 Index and corresponding sharp fall in implied volatility.

In the Fund, we continue to emphasize more idiosyncratic risk-oriented companies that are less influenced by a pervasive market effect and have historically demonstrated defensiveness during economic and financial market stress, as they produce and sell goods that are considered essential, in the Consumer Staples and Health Care sectors, with a particular emphasis on cash flow stability and dividend yield. Within cyclical or economically-sensitive segments, the Fund maintains limited exposure and focused on special situation stocks in the Industrials sector and Natural Gas industry. The Fund’s portfolio is designed to be relatively defensive with companies that have high barriers to entry. We continue to believe that our bottom-up focus, which allows flexibility and pragmatism to search for the best opportunities within the universe of large-capitalization equity securities, and tilting towards industries and sectors where we see the most opportunity, is most consistent with financial theory, empirical evidence, and the current environment.

Line Graph [Table Text Block]
	Institutional - $841,168	S&P 500 Total Return Index - $952,346
9/30/2014	$250,000	$250,000
3/31/2015	$253,888	$264,825
9/30/2015	$245,285	$248,463
3/31/2016	$263,025	$269,546
9/30/2016	$271,638	$286,802
3/31/2017	$290,482	$315,833
9/30/2017	$315,636	$340,175
3/31/2018	$343,292	$360,024
9/30/2018	$374,202	$401,101
3/31/2019	$361,969	$394,214
9/30/2019	$356,946	$418,163
3/31/2020	$343,569	$366,706
9/30/2020	$444,099	$481,512
3/31/2021	$543,446	$573,351
9/30/2021	$578,110	$625,989
3/31/2022	$729,938	$663,057
9/30/2022	$588,414	$529,135
3/31/2023	$655,582	$611,812
9/30/2023	$671,439	$643,520
3/31/2024	$783,541	$794,629
9/30/2024	$841,168	$877,449

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Institutional	1 Year	5 Year	10 Year
Institutional (Incep. January 21, 2014)	25.28%	18.70%	12.90%
S&P 500 Total Return Index	36.35%	15.98%	13.38%

Material Change Date	Sep. 30, 2024
AssetsNet	$ 419,879,067
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 2,831,147
InvestmentCompanyPortfolioTurnover	81.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Asset$419,879,067 # of Portfolio Holdings36 Portfolio Turnover Rate (Institutional)81% Advisory Fees Paid$2,831,147
Holdings [Text Block]

SECTOR WEIGHTINGS (as a % of Net Assets)

Value	Value
Consumer Staples -	23.59%
Health Care -	19.18%
Information Technology -	14.31%
Bonds -	9.71%
Communication Services -	9.01%
Materials -	7.99%
Consumer Discretionary -	6.27%
Energy -	5.47%
Financials -	2.25%
Industrials -	2.20%
Cash, Cash Equivalents, & Other Net Assets -	0.02%

Largest Holdings [Text Block]

TOP TEN HOLDINGS (as a % of Net Assets)

Top 10	Top 10
iShares 20+ Year Treasury Bond ETF	9.53%
NVIDIA Corp.	6.24%
Microsoft Corp.	4.36%
Alphabet, Inc.	3.80%
Apple, Inc.	3.70%
Amazon.com, Inc.	3.62%
Johnson & Johnson	3.20%
International Flavors & Fragrances, Inc.	3.14%
McCormick & Co., Inc.	3.05%
Medtronic PLC	2.90%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus available on January 30, 2024, or the Fund's next prospectus, which we expect to be available on January 29, 2025, or by calling us at 1-855-298-4236.

Effective January 29, 2024, the Fund's adviser contractually agreed to reduce its advisory fee and/or reimburse other expenses of the Fund, until at least January 29, 2025, to the extent necessary to limit the total operating expenses of the Fund to an annual rate of 0.95% of the average daily net assets ("Expense Limitation") of the Institutional Class shares. Prior to January 29, 2024, the Expense Limitation was 0.90% for the Fund's Institutional Class shares.

C000109113
Shareholder Report [Line Items]
Fund Name	CENTRE AMERICAN SELECT EQUITY FUND
Class Name	INVESTOR
Trading Symbol	DHAMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Centre American Select Equity Fund - Investor (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.centrefunds.com/resources/dhamx-dhanx. You can also request this information by contacting us at 855.298.4236.
Additional Information Phone Number	855.298.4236
Additional Information Website	https://www.centrefunds.com/resources/dhamx-dhanx
Expenses [Text Block]

WHAT WERE THE FUND'S COST FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Centre American Select Equity Fund - Investor	$134	1.34%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM LAST YEAR?

The Fund returned 24.88% for the 12 months ended September 30, 2024. This is in contrast to the S&P 500 Total Return Index, which had a 36.35% return for the same time period.

The strongest contributors to performance within the American Select Equity Fund over the one-year period ended September 30, 2024, included investments within the Consumer Discretionary sector: Hasbro, MercadoLibre, and Amazon; and the Information Technology sector: Nvidia. Stock investments that contributed negatively to the Fund’s relative performance over the period were in the Consumer Staples sector and included Kraft Heinz, PepsiCo, Tyson Foods, Estee Lauder, Molson Coors, and Boston Beer. Sectoral Biases, particularly our overweight posture in Consumer Staples and Health Care, contributed negatively as well as the impact from hedging instruments, namely put options on the S&P 500 Index, as the put option positions were affected negatively from the rise in the S&P 500 Index and corresponding sharp fall in implied volatility.

In the Fund, we continue to emphasize more idiosyncratic risk-oriented companies that are less influenced by a pervasive market effect and have historically demonstrated defensiveness during economic and financial market stress, as they produce and sell goods that are considered essential, in the Consumer Staples and Health Care sectors, with a particular emphasis on cash flow stability and dividend yield. Within cyclical or economically-sensitive segments, the Fund maintains limited exposure and focused on special situation stocks in the Industrials sector and Natural Gas industry. The Fund’s portfolio is designed to be relatively defensive with companies that have high barriers to entry. We continue to believe that our bottom-up focus, which allows flexibility and pragmatism to search for the best opportunities within the universe of large-capitalization equity securities, and tilting towards industries and sectors where we see the most opportunity, is most consistent with financial theory, empirical evidence, and the current environment.

Line Graph [Table Text Block]
	Investor - $32,506	S&P 500 Total Return Index - $35,098
9/30/2014	$10,000	$10,000
3/31/2015	$10,145	$10,593
9/30/2015	$9,793	$9,939
3/31/2016	$10,500	$10,782
9/30/2016	$10,844	$11,472
3/31/2017	$11,575	$12,633
9/30/2017	$12,578	$13,607
3/31/2018	$13,666	$14,401
9/30/2018	$14,854	$16,044
3/31/2019	$14,334	$15,769
9/30/2019	$14,093	$16,727
3/31/2020	$13,528	$14,668
9/30/2020	$17,450	$19,260
3/31/2021	$21,295	$22,934
9/30/2021	$22,616	$25,040
3/31/2022	$28,458	$26,522
9/30/2022	$22,895	$21,165
3/31/2023	$25,470	$24,472
9/30/2023	$26,031	$25,741
3/31/2024	$30,318	$31,785
9/30/2024	$32,506	$35,098

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Investor	1 Year	5 Year	10 Year
Investor (Incep. December 21, 2011)	24.88%	18.19%	12.51%
S&P 500 Total Return Index	36.35%	15.98%	13.38%

AssetsNet	$ 419,879,067
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 2,831,147
InvestmentCompanyPortfolioTurnover	81.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Asset$419,879,067 # of Portfolio Holdings36 Portfolio Turnover Rate (Investor)81% Advisory Fees Paid$2,831,147
Holdings [Text Block]

SECTOR WEIGHTINGS (as a % of Net Assets)

Value	Value
Consumer Staples -	23.59%
Health Care -	19.18%
Information Technology -	14.31%
Bonds -	9.71%
Communication Services -	9.01%
Materials -	7.99%
Consumer Discretionary -	6.27%
Energy -	5.47%
Financials -	2.25%
Industrials -	2.20%
Cash, Cash Equivalents, & Other Net Assets -	0.02%

Largest Holdings [Text Block]

TOP TEN HOLDINGS (as a % of Net Assets)

Top 10	Top 10
iShares 20+ Year Treasury Bond ETF	9.53%
NVIDIA Corp.	6.24%
Microsoft Corp.	4.36%
Alphabet, Inc.	3.80%
Apple, Inc.	3.70%
Amazon.com, Inc.	3.62%
Johnson & Johnson	3.20%
International Flavors & Fragrances, Inc.	3.14%
McCormick & Co., Inc.	3.05%
Medtronic PLC	2.90%

Material Fund Change [Text Block]

Material Fund Changes

There have been no material Fund changes during the reporting period.
C000173736
Shareholder Report [Line Items]
Fund Name	CENTRE GLOBAL INFRASTRUCTURE FUND
Class Name	INSTITUTIONAL
Trading Symbol	DHINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Centre Global Infrastructure Fund - Institutional (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.centrefunds.com/resources/dhivx-dhinx. You can also request this information by contacting us at 855.298.4236.
Additional Information Phone Number	855.298.4236
Additional Information Website	https://www.centrefunds.com/resources/dhivx-dhinx
Expenses [Text Block]

WHAT WERE THE FUND'S COST FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Centre Global Infrastructure Fund - Institutional	$139	1.18%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM LAST YEAR?

The Fund returned 35.21% for the 12 months ended September 30, 2024. This is in contrast to the S&P Global Infrastructure Index, which had a 29.67% return for the same time period.

During the period, investments providing the strongest contribution to the Global Infrastructure Fund’s performance within the Utilities sector included: Constellation Energy, NextEra Energy, Public Service Enterprise Group, and Southern Company; within the Communications sector: KT Corp., Verizon Communications, T-Mobile, AT&T, and Deutsche Telekom; and within the Energy sector included: Kinder Morgan, Williams, and Enbridge. Stocks that contributed negatively to the Infrastructure Fund’s performance included Flowserve, Kirby, and Pearson PLC.

In the Energy sector, the secular opportunity for green energy and ESG awareness remains intact despite recent setbacks in autos and wind power generation. However, the cyclical opportunities due to elevated oil & gas prices are profound resulting from supply constraints being imposed at the same time demand is rising. In particular, the value of legacy pipeline assets will increase dramatically, especially those used for natural gas liquefaction and export. In the Utilities sector, we see potential further transformation of the sector from being historically a “bond proxy” to growth industry as demand for electricity increases, as well as remaining an excellent inflation hedge from regulated power generation assets. In the Communications sector, we expect tax and R&D incentives to be most impactful, raising returns on incremental capital investments.

In the Infrastructure Fund, diversification across regions and developed countries as well as being balanced across the Telecommunication, Utilities, Energy, Transportation, and Social Infrastructure sectors should aid in returns and risk management. Centre believes its disciplined, high‐conviction approach to stock selection, with a cognizance of risk management, seems positioned to perform well relative to less risk aware and less historically appreciative strategies.

Line Graph [Table Text Block]
	Institutional - $363,927	MSCI World Index - $466,238	S&P Global Infrastructure Index - $355,549
1/29/2018	$250,000	$250,000	$250,000
3/31/2018	$234,007	$232,238	$233,545
9/30/2018	$248,049	$248,033	$234,505
3/31/2019	$255,434	$241,559	$252,680
9/30/2019	$269,351	$252,566	$266,100
3/31/2020	$215,115	$216,462	$197,315
9/30/2020	$238,903	$278,851	$227,273
3/31/2021	$279,590	$333,424	$268,327
9/30/2021	$282,733	$359,219	$277,561
3/31/2022	$301,070	$367,167	$310,893
9/30/2022	$253,014	$288,694	$258,920
3/31/2023	$284,283	$341,384	$297,666
9/30/2023	$269,162	$352,073	$274,185
3/31/2024	$310,097	$427,099	$306,991
9/30/2024	$363,927	$466,238	$355,549

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Institutional	1 Year	5 Year	Since Inception
Institutional (Incep. January 29, 2018)	35.21%	6.20%	5.79%
S&P Global Infrastructure Index	29.67%	5.97%	5.42%
MSCI World Index	32.43%	13.04%	9.80%

AssetsNet	$ 30,588,951
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 161,690
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Asset$30,588,951 # of Portfolio Holdings49 Portfolio Turnover Rate (Institutional)10% Advisory Fees Paid$161,690
Holdings [Text Block]

COUNTRY WEIGHTINGS (as a % of Net Assets)

Value	Value
United States -	58.46%
Canada -	10.75%
Japan -	6.75%
Spain -	5.46%
Germany -	4.46%
Italy -	3.23%
United Kingdom -	2.34%
Australia -	2.02%
South Korea -	1.64%
New Zealand -	1.48%
France -	1.45%
Singapore -	0.74%
Switzerland -	0.63%
Netherlands -	0.59%

Largest Holdings [Text Block]

TOP TEN HOLDINGS (as a % of Net Assets)

Top 10	Top 10
Verizon Communications, Inc.	6.86%
AT&T, Inc.	5.72%
Enbridge, Inc.	5.57%
HCA Healthcare, Inc.	5.18%
T-Mobile US, Inc.	4.27%
Kinder Morgan, Inc.	4.11%
The Williams Cos., Inc.	3.82%
Deutsche Telekom AG	3.70%
ONEOK, Inc.	3.68%
NextEra Energy, Inc.	3.49%

Material Fund Change [Text Block]

Material Fund Changes

There have been no material Fund changes during the reporting period.
C000173735
Shareholder Report [Line Items]
Fund Name	CENTRE GLOBAL INFRASTRUCTURE FUND
Class Name	INVESTOR
Trading Symbol	DHIVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Centre Global Infrastructure Fund - Investor (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.centrefunds.com/resources/dhivx-dhinx. You can also request this information by contacting us at 855.298.4236.
Additional Information Phone Number	855.298.4236
Additional Information Website	https://www.centrefunds.com/resources/dhivx-dhinx
Expenses [Text Block]

WHAT WERE THE FUND'S COST FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Centre Global Infrastructure Fund - Investor	$184	1.57%

Expenses Paid, Amount	$ 184
Expense Ratio, Percent	1.57%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM LAST YEAR?

The Fund returned 34.80% for the 12 months ended September 30, 2024. This is in contrast to the S&P Global Infrastructure Index, which had a 29.67% return for the same time period.

During the period, investments providing the strongest contribution to the Global Infrastructure Fund’s performance within the Utilities sector included: Constellation Energy, NextEra Energy, Public Service Enterprise Group, and Southern Company; within the Communications sector: KT Corp., Verizon Communications, T-Mobile, AT&T, and Deutsche Telekom; and within the Energy sector included: Kinder Morgan, Williams, and Enbridge. Stocks that contributed negatively to the Infrastructure Fund’s performance included Flowserve, Kirby, and Pearson PLC.

In the Energy sector, the secular opportunity for green energy and ESG awareness remains intact despite recent setbacks in autos and wind power generation. However, the cyclical opportunities due to elevated oil & gas prices are profound resulting from supply constraints being imposed at the same time demand is rising. In particular, the value of legacy pipeline assets will increase dramatically, especially those used for natural gas liquefaction and export. In the Utilities sector, we see potential further transformation of the sector from being historically a “bond proxy” to growth industry as demand for electricity increases, as well as remaining an excellent inflation hedge from regulated power generation assets. In the Communications sector, we expect tax and R&D incentives to be most impactful, raising returns on incremental capital investments.

In the Infrastructure Fund, diversification across regions and developed countries as well as being balanced across the Telecommunication, Utilities, Energy, Transportation, and Social Infrastructure sectors should aid in returns and risk management. Centre believes its disciplined, high‐conviction approach to stock selection, with a cognizance of risk management, seems positioned to perform well relative to less risk aware and less historically appreciative strategies.

Line Graph [Table Text Block]
	Investor - $14,244	MSCI World Index - $18,650	S&P Global Infrastructure Index - $14,222
1/29/2018	$10,000	$10,000	$10,000
3/31/2018	$9,355	$9,290	$9,342
9/30/2018	$9,882	$9,921	$9,380
3/31/2019	$10,173	$9,662	$10,107
9/30/2019	$10,713	$10,103	$10,644
3/31/2020	$8,546	$8,658	$7,893
9/30/2020	$9,481	$11,154	$9,091
3/31/2021	$11,096	$13,337	$10,733
9/30/2021	$11,188	$14,369	$11,102
3/31/2022	$11,891	$14,687	$12,436
9/30/2022	$9,983	$11,548	$10,357
3/31/2023	$11,195	$13,655	$11,907
9/30/2023	$10,567	$14,083	$10,967
3/31/2024	$12,163	$17,084	$12,280
9/30/2024	$14,244	$18,650	$14,222

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Investor	1 Year	5 Year	Since Inception
Investor (Incep. January 29, 2018)	34.80%	5.86%	5.45%
S&P Global Infrastructure Index	29.67%	5.97%	5.42%
MSCI World Index	32.43%	13.04%	9.80%

AssetsNet	$ 30,588,951
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 161,690
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Asset$30,588,951 # of Portfolio Holdings49 Portfolio Turnover Rate (Investor)10% Advisory Fees Paid$161,690
Holdings [Text Block]

COUNTRY WEIGHTINGS (as a % of Net Assets)

Value	Value
United States -	58.46%
Canada -	10.75%
Japan -	6.75%
Spain -	5.46%
Germany -	4.46%
Italy -	3.23%
United Kingdom -	2.34%
Australia -	2.02%
South Korea -	1.64%
New Zealand -	1.48%
France -	1.45%
Singapore -	0.74%
Switzerland -	0.63%
Netherlands -	0.59%

Largest Holdings [Text Block]

TOP TEN HOLDINGS (as a % of Net Assets)

Top 10	Top 10
Verizon Communications, Inc.	6.86%
AT&T, Inc.	5.72%
Enbridge, Inc.	5.57%
HCA Healthcare, Inc.	5.18%
T-Mobile US, Inc.	4.27%
Kinder Morgan, Inc.	4.11%
The Williams Cos., Inc.	3.82%
Deutsche Telekom AG	3.70%
ONEOK, Inc.	3.68%
NextEra Energy, Inc.	3.49%

Material Fund Change [Text Block]

Material Fund Changes

There have been no material Fund changes during the reporting period.